UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2741

Fidelity Court Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2008

Item 1. Reports to Stockholders

Fidelity®
Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Annual Report

November 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Connecticut Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 to November 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period* June 1, 2008 to November 30, 2008
Fidelity Connecticut Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 965.30	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.60	$ 2.43
Fidelity Connecticut Municipal Money Market Fund	.49%
Actual		$ 1,000.00	$ 1,007.80	$ 2.46**
HypotheticalA		$ 1,000.00	$ 1,022.55	$ 2.48**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio for Fidelity Connecticut Municipal Money Market Fund would have been .52% and the expenses paid in the actual and hypothetical examples above would have been $2.61 and $2.63, respectively.

Annual Report

Fidelity Connecticut Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity® CT Municipal Income Fund	-2.06%	2.39%	3.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Connecticut Municipal Income Fund on November 30, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Connecticut Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Connecticut Municipal Income Fund

Municipal bonds suffered losses during the year ending November 30, 2008, hurt by a growing risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers were hurt by their exposure, via other business lines, to securities backed by subprime mortgages. In early 2008, the market for tax-exempt auction-rate securities seized up, giving the muni market a well-publicized black eye. This led to a surge in supply, as issuers scrambled to refinance their auction-rate debt, putting downward pressure on muni bond prices. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - fell 3.61%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Index, returned 1.74%.

For the year ending November 30, 2008, the fund returned -2.06% and the Barclays Capital Connecticut 4 Plus Year Enhanced Municipal Bond Index returned -1.91%. The fund lagged its benchmark in part due to my decision to overweight insured bonds, which came under pressure amid an uncertain outlook for bond insurers. In particular, out-of-index exposure to insured bonds issued in Puerto Rico cost the fund some ground because they were among the muni market's poorest performers, due to credit weakness driven by the U.S. territory's economic and fiscal challenges. Sector selection generally proved beneficial, especially my decision to underweight bonds subject to the alternative minimum tax (AMT). These securities - particularly those in the housing and utility segments - performed poorly in large measure because individual investors' demand for them virtually evaporated. Housing bonds lagged the overall Connecticut muni market on a duration-adjusted basis - meaning after taking into account differences in their interest rate sensitivity - faltering in response to a growing litany of concerns surrounding the housing market. Many utility bonds also were hurt because one or more of their structural features - meaning coupon, maturity or other factors - proved unpopular during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of November 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.9	36.1
Special Tax	18.1	17.2
Water & Sewer	11.3	9.7
Education	10.9	7.4
Health Care	7.2	8.2
Weighted Average Maturity as of November 30, 2008
		6 months ago
Years	11.5	7.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of November 30, 2008
6 months ago
Years	7.6	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of November 30, 2008	As of May 31, 2008
AAA 15.6%	AAA 68.8%
AA,A 69.5%	AA,A 21.5%
BBB 13.2%	BBB 4.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.3%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Connecticut Municipal Income Fund

Investments November 30, 2008

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount	Value
Connecticut - 88.9%
Branford Gen. Oblig. 5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 532,720
Bridgeport Gen. Oblig.:
Series 2001 C, 5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	3,290,000	3,560,438
Series 2002 A:
5.375% 8/15/15	4,570,000	4,796,672
5.375% 8/15/19 (FGIC Insured)	3,000,000	3,052,530
Series 2004 A, 5.25% 8/15/16 (MBIA Insured)	1,320,000	1,390,897
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,777,073
5% 12/1/17 (FSA Insured)	1,830,000	1,919,670
5% 12/1/18 (FSA Insured)	1,635,000	1,691,604
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,829,959
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (c)	5,865,000	4,394,527
5.25% 10/1/11 (FGIC Insured) (c)	4,150,000	4,184,362
5.25% 10/1/12 (FGIC Insured) (c)	4,075,000	4,071,903
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,445,200
Connecticut Dev. Auth. Poll. Cont. Rev. (United Illuminating Co. Proj.) 3%, tender 2/1/09 (b)	3,240,000	3,244,471
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (c)	5,000,000	3,437,150
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (c)	3,000,000	2,547,420
Connecticut Gen. Oblig.:
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (d)	3,215,000	3,442,140
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,995,000	6,418,547
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,353,750
Series 2004 B, 5% 6/1/15	7,500,000	8,065,650
Series 2005 B:
5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,096,075
5.25% 6/1/19	10,000,000	10,769,300
5.25% 6/1/20	16,915,000	17,981,322
Series 2006 A, 5% 12/15/15 (FSA Insured)	2,000,000	2,197,340
Series 2006 D:
5% 11/1/15	5,005,000	5,478,273
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2006 D:
5% 11/1/24	$ 17,980,000	$ 17,990,788
5% 11/1/25	10,000,000	9,943,100
Series 2006 E, 5% 12/15/16	3,020,000	3,288,448
Series 2006 F, 5% 12/1/21	2,000,000	2,034,260
Series 2007 D, 5% 12/1/19	1,745,000	1,826,038
Series 2008 A, 5% 4/15/27	5,000,000	4,893,850
Series 2008 B, 5% 4/15/28	4,000,000	3,898,080
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	3,906,193
(Eastern Connecticut Health Network Proj.) Series C, 5.125% 7/1/30 (Radian Asset Assurance, Inc. Insured)	1,500,000	1,180,785
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	2,939,550
Series M, 5% 7/1/34	1,000,000	876,220
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,130,000	1,900,663
5.2% 8/1/38	4,190,000	3,513,818
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,040,458
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	938,420
Series G, 5% 7/1/38	3,000,000	2,629,380
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (d)	2,640,000	3,141,283
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (MBIA Insured)	2,000,000	2,029,300
Series K1, 5% 7/1/27 (MBIA Insured)	2,000,000	1,860,340
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,170,042
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,330,313
(Salisbury School Proj.) Series C, 5% 7/1/38 (Assured Guaranty Corp. Insured)	4,000,000	3,596,080
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	882,830
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,001,300
Series X1, 5% 7/1/42	14,015,000	13,295,049
Series Y1, 5% 7/1/35	9,000,000	8,805,330
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	$ 3,095,000	$ 3,100,664
5% 7/1/18 (AMBAC Insured)	3,020,000	2,981,465
5% 7/1/19 (AMBAC Insured)	2,035,000	1,946,335
5% 7/1/31 (AMBAC Insured)	7,000,000	5,738,740
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (c)	285,000	288,699
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,610,075
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (c)	3,000,000	3,042,810
5.5% 11/15/09 (MBIA Insured) (c)	5,500,000	5,559,620
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1990 A, 7.125% 6/1/10	2,445,000	2,509,401
Series 1991 B, 6.5% 10/1/12	7,100,000	7,980,968
Series 1992 B, 6.125% 9/1/12	8,680,000	9,404,259
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	3,000,000	3,289,380
Series 2003 B, 5% 1/1/15 (FGIC Insured)	8,910,000	9,340,531
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,077,080
5% 7/1/23	3,260,000	3,210,155
Series 2004 B, 5.25% 7/1/16	7,645,000	8,212,412
Series 2005 A, 5% 7/1/15 (MBIA Insured)	5,010,000	5,326,883
Series 2007 A:
5% 8/1/26	3,800,000	3,695,500
5% 8/1/27 (AMBAC Insured)	2,000,000	1,929,300
Series 2008 A, 5% 11/1/21 (a)	5,000,000	4,999,800
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17	2,000,000	2,094,960
Series 2008 A:
5% 2/1/16	5,500,000	5,963,925
5% 2/1/17	3,000,000	3,230,790
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series A:
5% 8/15/35 (MBIA Insured)	1,000,000	885,800
5% 11/15/37 (FSA Insured)	1,000,000	914,340
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,450,357
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Hartford Gen. Oblig.: - continued
Series 2005 D:
5% 9/1/19 (MBIA Insured)	$ 1,700,000	$ 1,741,905
5% 9/1/22 (MBIA Insured)	1,700,000	1,699,864
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (c)	1,335,000	1,370,151
5% 6/15/17 (AMBAC Insured) (c)	775,000	778,968
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,880,000	3,184,502
New Britain Gen. Oblig. Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,110,580
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,222,190
New Haven Gen. Oblig.:
Series C, 5.125% 11/1/16 (Escrowed to Maturity) (d)	30,000	33,607
5% 2/1/14 (MBIA Insured)	2,080,000	2,205,882
5% 2/1/15 (MBIA Insured)	1,705,000	1,804,845
5% 11/1/15 (AMBAC Insured)	2,575,000	2,737,045
5% 11/1/16 (AMBAC Insured)	6,000,000	6,320,040
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (d)	1,925,000	2,136,596
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,107,789
5% 1/15/16 (AMBAC Insured)	1,025,000	1,103,013
5% 1/15/17 (AMBAC Insured)	1,025,000	1,094,669
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (MBIA Insured)	1,500,000	1,446,000
5.25% 8/1/32 (MBIA Insured)	1,510,000	1,452,529
Eighteenth Series B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,463,447
Twentieth Series A:
5.25% 8/1/19 (MBIA Insured)	1,020,000	1,057,883
5.25% 8/1/21 (MBIA Insured)	2,795,000	2,823,146
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	21,690,246
Stamford Gen. Oblig.:
5.25% 7/15/15	3,000,000	3,240,480
5.5% 7/15/14	1,250,000	1,351,400
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (b)(c)	6,000,000	6,000,000
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,148,323
Univ. of Connecticut Series A, 5% 1/15/17 (MBIA Insured)	2,000,000	2,102,020
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	$ 1,060,000	$ 1,095,213
West Hartford Gen. Oblig. Series A, 5% 1/15/16	1,135,000	1,212,725
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,481,265
		410,591,483
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/14	1,000,000	1,008,480
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	470,000	367,855
		1,376,335
Puerto Rico - 10.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,076,830
Series AA, 5.5% 7/1/19 (MBIA Insured)	2,500,000	2,439,250
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	2,957,760
Series CC, 5.25% 7/1/33	2,500,000	2,174,200
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,586,246
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,294,875
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	4,565,000	4,558,929
Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,001,586
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	2,000,000	1,919,360
Series 2002 A, 5.5% 7/1/18 (MBIA Insured)	6,820,000	6,749,754
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	2,000,000	1,921,540
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,091,550
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,320,020
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	788,856
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,217,925
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,041,700
		48,140,381
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	$ 1,100,000	$ 695,640
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $482,769,250)	460,803,839
NET OTHER ASSETS - 0.3%	1,214,125
NET ASSETS - 100%	$ 462,017,964
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 460,803,839	$ -	$ 460,803,839	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (unaudited):
General Obligations	35.9%
Special Tax	18.1%
Water & Sewer	11.3%
Education	10.9%
Health Care	7.2%
Escrowed/Pre-Refunded	5.1%
Others* (individually less than 5%)	11.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $482,769,250)		$ 460,803,839
Receivable for fund shares sold		45,457
Interest receivable		7,676,106
Prepaid expenses		5,288
Other receivables		2,658
Total assets		468,533,348

Liabilities
Payable to custodian bank	$ 346,080
Payable for investments purchased on a delayed delivery basis	5,073,800
Payable for fund shares redeemed	379,485
Distributions payable	452,856
Accrued management fee	145,843
Other affiliated payables	76,344
Other payables and accrued expenses	40,976
Total liabilities		6,515,384

Net Assets		$ 462,017,964
Net Assets consist of:
Paid in capital		$ 480,926,377
Undistributed net investment income		7,653
Accumulated undistributed net realized gain (loss) on investments		3,049,345
Net unrealized appreciation (depreciation) on investments		(21,965,411)
Net Assets, for 43,408,588 shares outstanding		$ 462,017,964
Net Asset Value, offering price and redemption price per share ($462,017,964 ÷ 43,408,588 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2008

Investment Income
Interest		$ 20,315,372

Expenses
Management fee	$ 1,737,782
Transfer agent fees	321,211
Accounting fees and expenses	122,795
Custodian fees and expenses	6,919
Independent trustees' compensation	1,944
Registration fees	18,595
Audit	50,038
Legal	2,793
Miscellaneous	21,247
Total expenses before reductions	2,283,324
Expense reductions	(176,806)	2,106,518
Net investment income		18,208,854
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,882,004
Swap agreements	198,545
Total net realized gain (loss)		3,080,549
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,169,144)
Swap agreements	(191,421)
Total change in net unrealized appreciation (depreciation)		(32,360,565)
Net gain (loss)		(29,280,016)
Net increase (decrease) in net assets resulting from operations		$ (11,071,162)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,208,854	$ 16,695,257
Net realized gain (loss)	3,080,549	1,226,091
Change in net unrealized appreciation (depreciation)	(32,360,565)	(4,999,322)
Net increase (decrease) in net assets resulting from operations	(11,071,162)	12,922,026
Distributions to shareholders from net investment income	(18,195,685)	(16,680,792)
Distributions to shareholders from net realized gain	(1,165,875)	(3,007,749)
Total distributions	(19,361,560)	(19,688,541)
Share transactions Proceeds from sales of shares	164,144,730	94,055,713
Reinvestment of distributions	13,566,378	13,980,532
Cost of shares redeemed	(124,128,068)	(95,216,677)
Net increase (decrease) in net assets resulting from share transactions	53,583,040	12,819,568
Redemption fees	25,019	4,473
Total increase (decrease) in net assets	23,175,337	6,057,526

Net Assets
Beginning of period	438,842,627	432,785,101
End of period (including undistributed net investment income of $7,653 and distributions in excess of net investment income of $3,625, respectively)	$ 462,017,964	$ 438,842,627
Other Information Shares
Sold	14,749,138	8,371,215
Issued in reinvestment of distributions	1,226,872	1,241,280
Redeemed	(11,349,121)	(8,491,502)
Net increase (decrease)	4,626,889	1,120,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.49	$ 11.46	$ 11.68	$ 11.91
Income from Investment Operations
Net investment income B	.426	.431	.443	.461	.477
Net realized and unrealized gain (loss)	(.651)	(.090)	.135	(.146)	(.115)
Total from investment operations	(.225)	.341	.578	.315	.362
Distributions from net investment income	(.426)	(.431)	(.443)	(.460)	(.477)
Distributions from net realized gain	(.030)	(.080)	(.105)	(.075)	(.115)
Total distributions	(.456)	(.511)	(.548)	(.535)	(.592)
Redemption fees added to paid in capital B	.001	- D	- D	- D	- D
Net asset value, end of period	$ 10.64	$ 11.32	$ 11.49	$ 11.46	$ 11.68
Total Return A	(2.06)%	3.08%	5.21%	2.72%	3.11%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.44%	.44%	.42%	.47%	.48%
Net investment income	3.84%	3.84%	3.91%	3.96%	4.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 462,018	$ 438,843	$ 432,785	$ 434,483	$ 426,783
Portfolio turnover rate	15%	11%	23%	16%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/08	% of fund's investments 5/31/08	% of fund's investments 11/30/07
0 - 30	77.1	88.9	78.5
31 - 90	1.9	8.5	2.4
91 - 180	6.1	2.0	4.4
181 - 397	14.9	0.6	14.7
Weighted Average Maturity
	11/30/08	5/31/08	11/30/07
Fidelity Connecticut Municipal Money Market Fund	48 Days	15 Days	47 Days
Connecticut Tax-Free Money Market Funds Average*	43 Days	22 Days	40 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2008	As of May 31, 2008
Variable Rate Demand Notes (VRDNs) 50.0%	Variable Rate Demand Notes (VRDNs) 73.7%
Commercial Paper (including CP Mode) 4.5%	Commercial Paper (including CP Mode) 3.1%
Tender Bonds 0.0%	Tender Bonds 1.2%
Municipal Notes 11.5%	Municipal Notes 11.4%
Fidelity Municipal Cash Central Fund 10.4%	Fidelity Municipal Cash Central Fund 7.8%
Other Investments 6.8%	Other Investments 1.4%
Net Other Assets 16.8%	Net Other Assets 1.4%

Current and Historical Seven-Day Yields

	12/01/08	9/01/08	6/02/08	3/03/08	12/03/07
Fidelity Connecticut Municipal Money Market Fund	.45%	1.39%	1.42%	2.98%	3.13%
If Fidelity had not reimbursed certain fund expenses	.43%	1.39%	1.40%	2.95%	3.13%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Investments November 30, 2008

Showing Percentage of Net Assets

Municipal Securities - 83.2%
	Principal Amount	Value
Connecticut - 70.7%
Avon Gen. Oblig. BAN 3.5% 10/22/09	$ 25,797,000	$ 26,054,970
Berlin Gen. Oblig. BAN 2.5% 9/2/09 (b)	11,495,000	11,607,306
Bethel Gen. Oblig. BAN 2.5% 3/26/09	20,000,000	20,059,561
Brookfield Gen. Oblig. BAN 2.75% 9/14/09	10,745,000	10,838,107
Cap. City Econ. Dev. Auth. Series 2004 B:
0.55% (Liquidity Facility Bank of America NA), VRDN (c)	9,085,000	9,085,000
0.55% (Liquidity Facility Bank of America NA), VRDN (c)	27,725,000	27,725,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 0.7%, LOC HSBC Bank USA, NA, VRDN (c)	25,300,000	25,300,000
Series 1999, 1.2%, LOC HSBC Bank USA, NA, VRDN (c)	1,490,000	1,490,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
1.25% tender 12/12/08, CP mode	10,900,000	10,900,000
1.4% tender 12/4/08, CP mode	10,500,000	10,500,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.) Series 2004 B, 0.92%, LOC RBS Citizens NA, VRDN (c)	775,000	775,000
Connecticut Gen. Oblig.:
Bonds:
Series 2000 C, 5% 12/15/08	550,000	550,676
Series 2001 C:
5.25% 12/15/09	2,780,000	2,898,819
5.25% 12/15/09	4,650,000	4,850,250
Series 2002 C, 5% 12/15/08	3,830,000	3,835,718
Series 2003 D, 5% 8/1/09	6,500,000	6,670,051
Series 2005 C, 5% 6/1/09	14,630,000	14,863,944
Series 2007 D, 4% 12/1/08	15,000,000	15,000,000
Series 2008 A, 2.25% 4/15/09	19,700,000	19,733,170
Series 2008 B, 3% 4/15/09	19,450,000	19,550,191
Series 2008 C:
3.5% 11/1/09	2,000,000	2,039,046
4% 11/1/09	9,095,000	9,257,967
Participating VRDN:
Series Putters 320, 0.98% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,985,000	5,985,000
Series Putters 3278, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,325,000	4,325,000
Series 2004 A, 0.95% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	56,090,000	56,090,000
Series B, 0.65% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	29,470,000	29,470,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Connecticut State Univ. Sys. Proj.) Series D2, 5% 11/1/09	$ 2,500,000	$ 2,579,567
(Yale Univ. Proj.):
Series S1, 1.55% tender 2/6/09, CP mode	12,100,000	12,100,000
Series S2:
0.85% tender 12/2/08, CP mode	5,000,000	5,000,000
1.6% tender 3/5/09, CP mode	18,500,000	18,500,000
1.6% tender 3/5/09, CP mode	5,660,000	5,660,000
Participating VRDN:
Series BA 08 1080, 0.93% (Liquidity Facility Bank of America NA) (c)(f)	7,864,000	7,864,000
Series BA 08 1086, 0.93% (Liquidity Facility Bank of America NA) (c)(f)	21,000,000	21,000,000
Series BBT 08 17, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	10,285,000	10,285,000
Series BBT 08 32, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	9,736,500	9,736,500
Series EGL 02 6027 Class A, 1.04% (Liquidity Facility Citibank NA) (c)(f)	19,805,000	19,805,000
Series EGL 7 05 3031, 1.06% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	37,500,000	37,500,000
Series Floaters 13 TP, 0.88% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,300,000	7,300,000
Series Putters 2861, 0.98% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,575,000	3,575,000
Series Putters 2862, 0.98% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,735,000	7,735,000
(Ascension Health Cr. Group Proj.) Series 1999 B, 0.45%, VRDN (c)	10,775,000	10,775,000
(Avon Old Farms Proj.):
Series A, 0.88%, LOC Bank of America NA, VRDN (c)	11,190,000	11,190,000
Series B, 0.88%, LOC Bank of America NA, VRDN (c)	2,690,000	2,690,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.9%, LOC Bank of America NA, VRDN (c)	1,085,000	1,085,000
(Choate Rosemary Hall Proj.) Series D, 0.65%, LOC JPMorgan Chase Bank, VRDN (c)	2,900,000	2,900,000
(Edgehill Proj.) Series 2000 C, 2.55%, LOC KBC Bank NV, VRDN (c)	1,300,000	1,300,000
(Gaylord Hosp. Proj.) Series B, 0.88%, LOC Bank of America NA, VRDN (c)	705,000	705,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Greenwich Family YMCA Proj.) Series A, 1.17%, LOC Bank of New York, New York, VRDN (c)	$ 11,300,000	$ 11,300,000
(Greenwich Hosp. Proj.) Series C, 0.45%, LOC Bank of America NA, VRDN (c)	26,305,000	26,305,000
(Hamden Hall Country Day School Proj.) Series A, 1%, LOC RBS Citizens NA, VRDN (c)	5,535,000	5,535,000
(Hartford Hosp. Proj.) Series B, 0.88%, LOC Bank of America NA, VRDN (c)	18,995,000	18,995,000
(Health Care Cap. Asset Prog.):
Series A1, 0.88%, LOC Bank of America NA, VRDN (c)	7,900,000	7,900,000
Series B1, 0.88%, LOC Bank of America NA, VRDN (c)	10,000,000	10,000,000
(Hosp. of Central Connecticut Proj.) Series A, 1%, LOC Bank of America NA, VRDN (c)	11,000,000	11,000,000
(Hosp. of St. Raphael Proj.) Series M, 1.8%, LOC KBC Bank NV, VRDN (c)	19,100,000	19,100,000
(Pomfret School Issue Proj.) Series A, 0.88%, LOC Bank of America NA, VRDN (c)	4,175,000	4,175,000
(Ridgefield Academy Proj.) Series A, 0.9%, LOC Bank of America NA, VRDN (c)	6,465,000	6,465,000
(Sacred Heart Univ. Proj.) Series F, 0.88%, LOC Bank of America NA, VRDN (c)	17,875,000	17,875,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.95%, LOC JPMorgan Chase Bank, VRDN (c)	136,300,000	136,300,000
(Trinity College Proj.) Series L, 1%, LOC JPMorgan Chase Bank, VRDN (c)	2,500,000	2,500,000
(Univ. of Bridgeport Proj.) Series B, 1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	9,010,000	9,010,000
(Wesleyan Univ. Proj.):
Series D, 0.65% (Liquidity Facility Bank of America NA), VRDN (c)	3,800,000	3,800,000
Series E, 1.1% (Liquidity Facility Bank of America NA), VRDN (c)	20,300,000	20,300,000
(Yale Univ. Proj.):
Series T2, 0.4%, VRDN (c)	56,150,000	56,150,000
Series U1, 0.4%, VRDN (c)	16,300,000	16,300,000
Series U2, 0.4%, VRDN (c)	41,220,000	41,220,000
Series V2, 0.5%, VRDN (c)	2,600,000	2,600,000
Series X2, 0.4%, VRDN (c)	40,475,000	40,475,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)	34,400,000	34,400,000
Series K2, 0.7%, LOC JPMorgan Chase Bank, VRDN (c)	27,880,000	27,880,000
Series L1, 0.4%, LOC Bank of America NA, VRDN (c)	25,430,000	25,430,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale-New Haven Hosp. Proj.):
Series L2, 0.4%, LOC Bank of America NA, VRDN (c)	$ 18,730,000	$ 18,730,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 1.01% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	26,185,000	26,185,000
Connecticut Hsg. Fin. Auth.:
Bonds (Hsg. Mtg. Fin. Prog.) Series 2006 F2, 2.5% 5/15/09 (e)	2,595,000	2,595,000
(CIL Realty, Inc. Proj.) Series 2008, 0.8%, LOC HSBC Bank USA, NA, VRDN (c)	3,700,000	3,700,000
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 2.25% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(e)	4,350,000	4,350,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 1.2% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(e)	11,949,000	11,949,000
Series 1990 C, 1.2% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(e)	6,610,000	6,610,000
Series 2000 B3, 1.45% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(e)	7,620,000	7,620,000
Series 2001 D3, 1.45% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(e)	4,800,000	4,800,000
Series 2002 D1, 0.75% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)	1,440,000	1,440,000
Series 2002 F2, 2.25% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(e)	5,435,000	5,435,000
Series 2008 E, 1.05% (Liquidity Facility Bank of America NA), VRDN (c)(e)	46,200,000	46,200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 1996 C, 6% 10/1/09	5,050,000	5,198,194
Series 2001 B, 5% 10/1/09	12,850,000	13,269,907
Series 2008 A, 3% 11/1/09 (b)	9,460,000	9,627,442
Connecticut State Revolving Fund Gen. Rev. Bonds (Clean Wtr. Proj.) Series 2008 A, 3% 2/1/09	15,000,000	15,037,304
East Haddam Gen. Oblig. BAN 2.5% 8/12/09	4,540,000	4,564,081
Groton Town Gen. Oblig. BAN 3.75% 10/28/09	5,365,000	5,450,864
Hamden Gen. Oblig. BAN 2.5% 7/24/09	14,635,000	14,720,319
Ledyard Gen. Oblig. BAN 2.75% 7/14/09	8,535,000	8,595,566
Manchester Gen. Oblig. BAN Series A, 2.5% 7/2/09	7,390,000	7,430,753
Milford Gen. Oblig. BAN 3.75% 5/5/09	15,000,000	15,071,548
Montville Gen. Oblig. BAN 2.5% 11/17/09	12,000,000	12,133,187
New Haven Gen. Oblig. Series A:
1% 12/2/08, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig. Series A: - continued
1% 12/11/08, LOC Landesbank Hessen-Thuringen, CP	$ 2,730,000	$ 2,730,000
1% 12/12/08, LOC Landesbank Hessen-Thuringen, CP	2,000,000	2,000,000
1.1% 12/5/08, LOC Landesbank Hessen-Thuringen, CP	5,870,000	5,870,000
1.63% 2/5/09, LOC Landesbank Hessen-Thuringen, CP	4,655,000	4,655,000
1.68% 12/9/08, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
1.75% 12/3/08, LOC Landesbank Hessen-Thuringen, CP	5,000,000	5,000,000
North Branford Gen. Oblig. BAN 2.5% 11/11/09	16,720,000	16,874,035
Norwich Gen. Oblig. BAN 1.75% 12/17/08	8,045,000	8,045,240
Plainville Gen. Oblig. BAN 4% 10/29/09	10,000,000	10,097,229
Plymouth Gen. Oblig. BAN 2.5% 8/27/09	5,000,000	5,028,053
Shelton Gen. Oblig. BAN 3.5% 8/4/09	15,000,000	15,110,053
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 1998, 1.15%, LOC Bank of America NA, VRDN (c)(e)	11,800,000	11,800,000
Trumbull Gen. Oblig. BAN 2.5% 3/25/09	5,500,000	5,516,667
Univ. of Connecticut Bonds Series A, 5% 1/15/09	2,630,000	2,642,198
Waterford Gen. Oblig. BAN 2.75% 8/13/09	29,375,000	29,621,532
Windsor Gen. Oblig. BAN 3% 6/25/09	2,345,000	2,363,367
		1,495,821,382
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 1.53% (Liquidity Facility Bank of America NA) (c)(f)	1,400,000	1,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 1%, LOC Bank of Nova Scotia, VRDN (c)	17,100,000	17,100,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 1.08% (Liquidity Facility Bank of New York, New York) (c)(f)	11,745,000	11,745,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A7, 0.7%, LOC UBS AG, VRDN (c)	3,000,000	3,000,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	5,400,000	5,447,832
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	3,000,000	3,026,573
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	2,700,000	2,723,916
		44,443,321
Municipal Securities - continued
	Shares	Value
Other - 10.4%
Fidelity Municipal Cash Central Fund, 1.04% (a)(d)	221,256,000	$ 221,256,000
TOTAL INVESTMENT PORTFOLIO - 83.2% (Cost $1,761,520,703)		1,761,520,703
NET OTHER ASSETS - 16.8%		355,061,982
NET ASSETS - 100%		$ 2,116,582,685
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 3,445,711
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,761,520,703	$ -	$ 1,761,520,703	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,540,264,703)	$ 1,540,264,703
Fidelity Central Funds (cost $221,256,000)	221,256,000
Total Investments (cost $1,761,520,703)		$ 1,761,520,703
Cash		350,159,576
Receivable for investments sold		21,888,833
Receivable for fund shares sold		40,534,507
Interest receivable		5,409,682
Distributions receivable from Fidelity Central Funds		190,541
Prepaid expenses		76,922
Receivable from investment adviser for expense reductions		30,045
Other receivables		145,302
Total assets		2,179,956,111

Liabilities
Payable for investments purchased Regular delivery	$ 19,005,934
Delayed delivery	21,234,748
Payable for fund shares redeemed	22,018,433
Distributions payable	12,077
Accrued management fee	648,730
Other affiliated payables	414,653
Other payables and accrued expenses	38,851
Total liabilities		63,373,426

Net Assets		$ 2,116,582,685
Net Assets consist of:
Paid in capital		$ 2,116,552,873
Undistributed net investment income		29,812
Net Assets, for 2,115,933,032 shares outstanding		$ 2,116,582,685
Net Asset Value, offering price and redemption price per share ($2,116,582,685 ÷ 2,115,933,032 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2008

Investment Income
Interest		$ 46,660,895
Income from Fidelity Central Funds		3,445,711
Total income		50,106,606

Expenses
Management fee	$ 7,898,265
Transfer agent fees	2,273,180
Accounting fees and expenses	207,449
Custodian fees and expenses	30,961
Independent trustees' compensation	8,940
Registration fees	34,944
Audit	41,353
Legal	12,597
Miscellaneous	248,620
Total expenses before reductions	10,756,309
Expense reductions	(1,768,045)	8,988,264
Net investment income		41,118,342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		329,974
Net increase in net assets resulting from operations		$ 41,448,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 41,118,342	$ 56,016,532
Net realized gain (loss)	329,974	155,688
Net increase in net assets resulting from operations	41,448,316	56,172,220
Distributions to shareholders from net investment income	(41,119,035)	(56,016,410)
Distributions to shareholders from net realized gain	(590,921)	-
Total distributions	(41,709,956)	(56,016,410)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,959,927,557	4,681,576,772
Reinvestment of distributions	41,177,681	55,453,852
Cost of shares redeemed	(5,834,695,528)	(4,296,968,938)
Net increase (decrease) in net assets and shares resulting from share transactions	166,409,710	440,061,686
Total increase (decrease) in net assets	166,148,070	440,217,496

Net Assets
Beginning of period	1,950,434,615	1,510,217,119
End of period (including undistributed net investment income of $29,812 and undistributed net investment income of $30,505, respectively)	$ 2,116,582,685	$ 1,950,434,615

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.019	.032	.029	.019	.007
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.019	.032	.029	.019	.007
Distributions from net investment income	(.019)	(.032)	(.029)	(.019)	(.007)
Distributions from net realized gain	-D	-	-	-D	-
Total distributions	(.019)	(.032)	(.029)	(.019)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.97%	3.24%	2.97%	1.89%	.71%
Ratios to Average Net AssetsB,C
Expenses before reductions	.50%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.42%	.39%	.37%	.39%	.46%
Net investment income	1.90%	3.19%	2.94%	1.88%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,116,583	$ 1,950,435	$ 1,510,217	$ 1,237,430	$ 1,065,703

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2008

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Funds are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of November 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expires on December 18, 2008. On December 4, 2008, the Money Market Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to renew the Program through the close of business on September 19, 2009. If extended, the Board of Trustees

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

of the Money Market Fund will determine whether the Money Market Fund should continue participation in the Program and, if so, the Money Market Fund will incur additional participation fees.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Income Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Connecticut Municipal Income Fund	$ 482,672,209	$ 4,375,889	$ (26,244,259)	$ (21,868,370)
Fidelity Connecticut Municipal Money Market Fund	1,761,520,703	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Fidelity Connecticut Municipal Income Fund	$ 2,141	$ 2,410,931
Fidelity Connecticut Municipal Money Market Fund	30,183	-

The tax character of distributions paid was as follows:

November 30, 2008
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$ 18,195,685	$ -	$ 1,165,875	$ 19,361,560
Fidelity Connecticut Municipal Money Market Fund	41,119,035	-	590,921	41,709,956
November 30, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$ 16,680,792	$ -	$ 3,007,749	$ 19,688,541
Fidelity Connecticut Municipal Money Market Fund	56,016,410	-	-	56,016,410

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The Income Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Income Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Income Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Changes in interest rates can have a negative effect on both the value of the Income Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Income Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $128,476,600 and $68,104,682, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.12%	.37%
Fidelity Connecticut Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC),

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

also an affiliate of FMR was the Funds' sub-transfer agent. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.07%
Fidelity Connecticut Municipal Money Market Fund	.11%

Citibank also has a sub-arrangement with FSC under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Connecticut Municipal Income Fund	$ 918

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 233,235

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Connecticut Municipal Income Fund	$ 6,594	$ 170,212	$ -
Fidelity Connecticut Municipal Money Market Fund	30,961	1,451,099	52,750

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, the Money Market Fund has significantly increased its cash position.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Connecticut Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity Connecticut Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2008, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate. Mr. Kenneally oversees 33 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2008

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Michael E. Kenneally (54)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Executive Officers**:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Connecticut Municipal Income. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004- 2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Connecticut Municipal Income Fund	1/20/09	1/16/09	$.008

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Connecticut Municipal Income Fund	$ 3,006,943
Fidelity Connecticut Municipal Money Market Fund	$ 329,974

During fiscal year ended 2008, 100% of each fund's income dividends were free from federal income tax, and 9.61% and 18% of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Connecticut Municipal Income Fund shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	546,318,506.62	96.173
Withheld	21,741,587.32	3.827
TOTAL	568,060,093.94	100.000
Albert R. Gamper, Jr.
Affirmative	546,925,831.91	96.280
Withheld	21,134,262.03	3.720
TOTAL	568,060,093.94	100.000
George H. Heilmeier
Affirmative	546,111,394.50	96.136
Withheld	21,948,699.44	3.864
TOTAL	568,060,093.94	100.000
Arthur E. Johnson
Affirmative	546,909,618.79	96.277
Withheld	21,150,475.15	3.723
TOTAL	568,060,093.94	100.000
Edward C. Johnson 3d
Affirmative	545,103,936.41	95.959
Withheld	22,956,157.53	4.041
TOTAL	568,060,093.94	100.000
James H. Keyes
Affirmative	546,545,806.31	96.213
Withheld	21,514,287.63	3.787
TOTAL	568,060,093.94	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	546,601,137.05	96.222
Withheld	21,458,956.89	3.778
TOTAL	568,060,093.94	100.000
Kenneth L. Wolfe
Affirmative	546,806,123.24	96.258
Withheld	21,253,970.70	3.742
TOTAL	568,060,093.94	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	449,346,660.93	79.102
Against	71,231,852.78	12.539
Abstain	20,453,049.24	3.601
Broker Non-Votes	27,028,530.99	4.758
TOTAL	568,060,093.94	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Connecticut Municipal Money Market Fund shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	2,223,878,258.22	95.930
Withheld	94,344,373.70	4.070
TOTAL	2,318,222,631.92	100.000
Albert R. Gamper, Jr.
Affirmative	2,226,913,660.57	96.061
Withheld	91,308,971.35	3.939
TOTAL	2,318,222,631.92	100.000
George H. Heilmeier
Affirmative	2,226,176,431.22	96.029
Withheld	92,046,200.70	3.971
TOTAL	2,318,222,631.92	100.000
Arthur E. Johnson
Affirmative	2,223,930,782.78	95.933
Withheld	94,291,849.14	4.067
TOTAL	2,318,222,631.92	100.000
Edward C. Johnson 3d
Affirmative	2,216,383,116.34	95.607
Withheld	101,839,515.58	4.393
TOTAL	2,318,222,631.92	100.000
James H. Keyes
Affirmative	2,228,211,223.96	96.117
Withheld	90,011,407.96	3.883
TOTAL	2,318,222,631.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	2,225,936,501.94	96.019
Withheld	92,286,129.98	3.981
TOTAL	2,318,222,631.92	100.000
Kenneth L. Wolfe
Affirmative	2,225,664,446.71	96.007
Withheld	92,558,185.21	3.993
TOTAL	2,318,222,631.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Connecticut Municipal Income Fund / Fidelity Connecticut Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning and, considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Connecticut Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance.

Fidelity Connecticut Municipal Money Market Fund

Annual Report

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Connecticut Municipal Income Fund

Fidelity Connecticut Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CTR-UANN-0109
1.786713.105

Fidelity® New Jersey
Municipal Income Fund

Fidelity New Jersey Municipal
Money Market Fund

Annual Report

November 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity New Jersey Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity New Jersey Municipal Money Market Fund
Investment Changes / Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 to November 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period* June 1, 2008 to November 30, 2008
Fidelity New Jersey Municipal Income Fund	.47%
Actual		$ 1,000.00	$ 959.30	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.65	$ 2.38
Fidelity New Jersey Municipal Money Market Fund	.53%
Actual		$ 1,000.00	$ 1,007.70	$ 2.66**
HypotheticalA		$ 1,000.00	$ 1,022.35	$ 2.68**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Fidelity New Jersey Municipal Money Market Fund	.55%
Actual		$ 2.76
HypotheticalA		$ 2.78

A 5% return per year before expenses

Annual Report

Fidelity New Jersey Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity NJ Municipal Income Fund	-2.98%	2.60%	4.11%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Jersey Municipal Income Fund on November 30, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity New Jersey Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® New Jersey Municipal Income Fund

Municipal bonds suffered losses during the year ending November 30, 2008, hurt by a growing risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers were hurt by their exposure, via other business lines, to securities backed by subprime mortgages. In early 2008, the market for tax-exempt auction-rate securities seized up, giving the muni market a well-publicized black eye. This led to a surge in supply, as issuers scrambled to refinance their auction-rate debt, putting downward pressure on muni bond prices. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - fell 3.61%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Index, returned 1.74%.

For the year ending November 30, 2008, the fund returned -2.98% and the Barclays Capital New Jersey Enhanced Modified Municipal Bond Index returned -3.05%. The fund outpaced its benchmark due in part from having less exposure to lower-quality securities. They performed poorly in response to investors' aversion to risk and the deteriorating credit fundamentals of issuers amid widespread economic weakness. The fund also benefited from its yield-curve positioning - which refers to how I allocated the investments across bonds of various maturities. Specifically, my decision to have a somewhat smaller-than-index weighting in longer-term bonds aided performance because they lagged the intermediate-maturity bonds I favored. In contrast, my decision to overweight insured bonds detracted from the fund's performance because these securities came under pressure amid an uncertain outlook for bond insurers. In particular, out-of-index exposure to insured bonds issued in Puerto Rico cost the fund some ground because they were among the muni market's poorest performers, due to credit weakness driven by the U.S. territory's economic and fiscal challenges.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of November 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	54.7	50.1
Transportation	11.4	14.4
Escrowed/Pre-Refunded	7.9	12.2
Special Tax	5.6	5.3
Education	4.2	4.2
Weighted Average Maturity as of November 30, 2008
		6 months ago
Years	11.5	7.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of November 30, 2008
6 months ago
Years	7.6	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fundÂ's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of November 30, 2008	As of May 31, 2008
AAA 2.8%	AAA 52.5%
AA,A 74.3%	AA,A 37.3%
BBB 13.6%	BBB 5.7%
BB and Below 0.6%	BB and Below 0.3%
Not Rated 4.1%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity New Jersey Municipal Income Fund

Investments November 30, 2008

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 400,000	$ 340,880
New Jersey - 80.7%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A:
7.375% 7/1/10 (Escrowed to Maturity) (c)	295,000	310,190
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,137,448
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,753,575
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,349,450
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	21,048
5.25% 8/15/17	20,000	20,914
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B:
5% 2/15/14	1,350,000	1,257,768
5.25% 2/15/11	2,075,000	2,038,169
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,449,833
Cape May County Muni. Utils. Auth. Series A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,717,608
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,322,688
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,695,981
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,382,200
Series 2005 B, 6.375% 11/1/13 (MBIA Insured)	4,000,000	4,582,600
Series B, 6.375% 11/1/15 (MBIA Insured)	6,630,000	7,764,260
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (MBIA Insured)	2,185,000	2,345,226
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,500,312
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,739,053
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,736,533
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,821,441
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,202,800
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,260,488
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	$ 675,000	$ 782,433
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,182,680
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,031,590
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,426,613
5.25% 9/15/17	2,000,000	2,081,220
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	1,989,571
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,081,395
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	888,063
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	299,639
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,349,301
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	85,000	96,410
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) Series 1999, 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (c)	2,000,000	2,138,080
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(School Facilities Construction Proj.) Series K, 5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,447,860
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	4,530,550
Series 2005 K:
5.25% 12/15/15	6,000,000	6,421,620
5.5% 12/15/19	14,000,000	14,672,560
Series 2005 O:
5.125% 3/1/28	18,455,000	17,637,991
5.125% 3/1/30	2,175,000	2,009,591
5.25% 3/1/21	2,800,000	2,826,460
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,055,650
5.25% 3/1/22	15,700,000	15,789,961
5.25% 3/1/23	3,340,000	3,341,470
5.25% 3/1/24	9,000,000	8,934,030
5.25% 3/1/25	3,000,000	2,957,850
5.25% 3/1/26	9,000,000	8,809,470
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 P:
5.125% 9/1/28	$ 6,800,000	$ 6,494,612
5.25% 9/1/26	8,000,000	7,827,680
Series 2006 S, 5% 9/1/36	15,000,000	13,450,200
Series 2007 U, 5% 9/1/37	7,500,000	6,717,150
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,172,950
Series 2008 W, 5% 3/1/12	5,545,000	5,790,810
Series 2008 Y, 5% 9/1/33	3,000,000	2,692,950
Series A, 5.25% 7/1/15 (MBIA Insured)	3,500,000	3,709,510
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	4,989,100
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	6,916,140
Series 1997 B, 5.375% 5/1/32 (b)	3,750,000	2,900,250
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	3,270,000	2,563,190
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (MBIA Insured) (b)	1,000,000	757,110
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	4,605,000	4,845,473
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,090,080
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,296,384
(Montclair State Univ. Proj.) Series L:
5.125% 7/1/20 (MBIA Insured)	170,000	172,502
5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,208,386
(Ramapo College Proj.) Series E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	1,500,000	1,663,560
(Rowan Univ. Proj.) Series B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,682,150
5.5% 7/1/18 (FGIC Insured)	4,390,000	4,620,124
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	3,664,840
(William Paterson College Proj.) Series C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,666,966
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 A, 5% 7/1/11	5,820,000	5,898,337
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(AHS Hosp. Corp. Proj.):
Series A, 6% 7/1/11 (Escrowed to Maturity) (c)	$ 3,500,000	$ 3,857,420
(Atlantic City Med. Ctr. Proj.) Series 2002:
5.75% 7/1/25	1,670,000	1,540,208
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (c)	1,330,000	1,478,960
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	936,110
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,258,464
(Saint Mary's Hosp. - Passaic Proj.) Series 1:
5% 3/1/20	2,030,000	1,880,836
5% 3/1/21	2,680,000	2,457,560
(Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,900,000	1,676,522
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,586,029
Series 2008 A. 5.25% 10/1/38	5,000,000	4,334,350
New Jersey Sports & Exposition Auth. Contract Rev. Series 1998 A, 5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	16,092
New Jersey Tobacco Settlement Fing. Corp.:
Series 1A, 5% 6/1/41	11,735,000	6,554,350
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	7,215,000	8,059,011
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	595,000	674,028
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	216,710
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,570,047
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,100,000	3,535,829
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	145,000	155,655
Series 2001 C, 5.5% 12/15/13 (FSA Insured)	8,285,000	9,003,641
Series 2005 C, 5.25% 6/15/20	10,000,000	10,187,900
Series 2005 D, 5% 6/15/20	4,000,000	4,008,760
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	3,069,000
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,205,450
0% 12/15/34	4,000,000	716,560
0% 12/15/36 (AMBAC Insured)	2,000,000	294,440
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2008 A:
0% 12/15/35	$ 10,000,000	$ 1,631,700
0% 12/15/36	25,000,000	3,804,500
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,539,333
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,195,260
5.5% 12/15/15 (MBIA Insured)	11,000,000	11,786,830
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,330,400
5.5% 12/15/20 (FGIC Insured)	15,235,000	15,763,807
Series C, 5.75% 12/15/12 (FSA Insured)	5,000,000	5,445,200
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,490,509
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (MBIA Insured) (b)	1,500,000	1,512,630
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (MBIA Insured)	2,840,000	3,076,430
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,814,850
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (MBIA Insured)	4,150,000	4,376,549
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (MBIA Insured)	2,800,000	2,971,192
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,054,130
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A, 0% 8/1/24 (MBIA Insured)	2,000,000	806,980
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,790,154
Rutgers State Univ. Rev. Series 1992 A, 6.4% 5/1/13	1,720,000	1,866,596
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,180,495
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	5,746,560
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,612,026
5.5% 12/1/27 (AMBAC Insured)	4,000,000	3,415,240
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. Series 2004, 5% 6/15/29 (MBIA Insured)	1,000,000	757,150
		442,224,550
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - 2.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	$ 1,300,000	$ 1,318,408
Series A, 5% 7/1/26 (MBIA Insured)	2,855,000	2,684,956
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,014,420
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,081,880
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,036,700
6% 1/1/18 (FSA Insured)	1,300,000	1,321,190
		11,457,554
New York & New Jersey - 7.8%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,303,572
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,024,540
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	8,110,000	6,589,456
5.5% 11/15/11 (b)	1,495,000	1,578,511
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	8,962,834
134th Series, 5% 1/15/39	4,500,000	4,055,985
136th Series, 5.25% 11/1/16 (b)	2,800,000	2,828,952
138th Series, 5% 12/1/13 (b)	1,745,000	1,837,014
141st Series, 5% 9/1/18 (b)	6,000,000	5,707,440
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	3,000,000	2,849,340
		42,737,644
Puerto Rico - 4.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	2,962,470
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	3,000,000	2,589,750
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	6,075,000	6,066,920
Series 2005 C, 5.5% 7/1/18	2,000,000	1,986,680
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	2,000,000	1,921,540
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	$ 5,000,000	$ 4,636,850
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,691,891
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	986,070
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	2,500,000	2,537,400
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	6,000,000	593,040
		25,972,611
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $550,272,499)	522,733,239
NET OTHER ASSETS - 4.6%	25,117,174
NET ASSETS - 100%	$ 547,850,413
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 522,733,239	$ -	$ 522,733,239	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (unaudited):
General Obligations	54.7%
Transportation	11.4%
Escrowed/Pre-Refunded	7.9%
Special Tax	5.6%
Others* (individually less than 5%)	20.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $550,272,499)		$ 522,733,239
Cash		16,887,153
Receivable for fund shares sold		93,579
Interest receivable		9,370,833
Prepaid expenses		6,198
Other receivables		10,120
Total assets		549,101,122

Liabilities
Payable for fund shares redeemed	$ 450,368
Distributions payable	499,610
Accrued management fee	170,812
Transfer agent fee payable	67,675
Other affiliated payables	23,326
Other payables and accrued expenses	38,918
Total liabilities		1,250,709

Net Assets		$ 547,850,413
Net Assets consist of:
Paid in capital		$ 574,860,834
Undistributed net investment income		119,406
Accumulated undistributed net realized gain (loss) on investments		409,433
Net unrealized appreciation (depreciation) on investments		(27,539,260)
Net Assets, for 51,145,259 shares outstanding		$ 547,850,413
Net Asset Value, offering price and redemption price per share ($547,850,413 ÷ 51,145,259 shares)		$ 10.71

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2008

Investment Income
Interest		$ 25,925,289

Expenses
Management fee	$ 2,181,983
Transfer agent fees	412,517
Accounting fees and expenses	144,480
Custodian fees and expenses	8,764
Independent trustees' compensation	2,464
Registration fees	20,048
Audit	48,007
Legal	3,566
Miscellaneous	27,545
Total expenses before reductions	2,849,374
Expense reductions	(173,467)	2,675,907
Net investment income		23,249,382
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		489,516
Change in net unrealized appreciation (depreciation) on investment securities		(43,080,631)
Net gain (loss)		(42,591,115)
Net increase (decrease) in net assets resulting from operations		$ (19,341,733)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,249,382	$ 22,762,230
Net realized gain (loss)	489,516	585,662
Change in net unrealized appreciation (depreciation)	(43,080,631)	(6,793,608)
Net increase (decrease) in net assets resulting from operations	(19,341,733)	16,554,284
Distributions to shareholders from net investment income	(23,214,884)	(22,748,428)
Distributions to shareholders from net realized gain	(516,885)	(1,862,763)
Total distributions	(23,731,769)	(24,611,191)
Share transactions Proceeds from sales of shares	176,502,367	112,342,265
Reinvestment of distributions	16,513,055	16,648,845
Cost of shares redeemed	(198,822,572)	(109,145,795)
Net increase (decrease) in net assets resulting from share transactions	(5,807,150)	19,845,315
Redemption fees	13,161	1,427
Total increase (decrease) in net assets	(48,867,491)	11,789,835

Net Assets
Beginning of period	596,717,904	584,928,069
End of period (including undistributed net investment income of $119,406 and undistributed net investment income of $84,996, respectively)	$ 547,850,413	$ 596,717,904
Other Information Shares
Sold	15,672,115	9,830,277
Issued in reinvestment of distributions	1,476,832	1,455,754
Redeemed	(17,921,716)	(9,576,281)
Net increase (decrease)	(772,769)	1,709,750

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 11.65	$ 11.57	$ 11.70	$ 11.90
Income from Investment Operations
Net investment income B	.440	.442	.448	.459	.470
Net realized and unrealized gain (loss)	(.771)	(.124)	.225	(.023)	(.058)
Total from investment operations	(.331)	.318	.673	.436	.412
Distributions from net investment income	(.439)	(.441)	(.448)	(.458)	(.472)
Distributions from net realized gain	(.010)	(.037)	(.145)	(.108)	(.140)
Total distributions	(.449)	(.478)	(.593)	(.566)	(.612)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 10.71	$ 11.49	$ 11.65	$ 11.57	$ 11.70
Total Return A	(2.98)%	2.83%	6.02%	3.77%	3.56%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.47%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.48%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.45%	.43%	.41%	.43%	.48%
Net investment income	3.90%	3.87%	3.91%	3.92%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 547,850	$ 596,718	$ 584,928	$ 564,957	$ 531,874
Portfolio turnover rate	19%	10%	17%	36%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/08	% of fund's investments 5/31/08	% of fund's investments 11/30/07
0 - 30	73.2	79.8	79.1
31 - 90	5.3	4.1	4.3
91 - 180	8.2	4.0	5.5
181 - 397	13.3	12.1	11.1
Weighted Average Maturity
	11/30/08	5/31/08	11/30/07
Fidelity New Jersey Municipal Money Market Fund	46 Days	49 Days	43 Days
New Jersey Tax-Free Money Market Funds Average *	42 Days	39 Days	36 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2008	As of May 31, 2008
Variable Rate Demand Notes (VRDNs) 50.2%	Variable Rate Demand Notes (VRDNs) 71.4%
Commercial Paper (including CP Mode) 3.2%	Commercial Paper (including CP Mode) 1.7%
Tender Bonds 0.0%	Tender Bonds 1.1%
Municipal Notes 19.9%	Municipal Notes 21.0%
Fidelity Municipal Cash Central Fund 4.6%	Fidelity Municipal Cash Central Fund 1.9%
Other Investments 3.4%	Other Investments 2.7%
Net Other Assets 18.7%	Net Other Assets 0.2%

Current and Historical Seven-Day Yields

	12/01/08	9/01/08	6/02/08	3/03/08	12/03/07
Fidelity New Jersey Municipal Money Market Fund	.51%	1.40%	1.46%	2.63%	3.15%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investments November 30, 2008

Showing Percentage of Net Assets

Municipal Securities - 81.3%
	Principal Amount	Value
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1% (Liquidity Facility Societe Generale) (c)(g)	$ 2,100,000	$ 2,100,000
New Jersey - 57.9%
Bergen County Gen. Oblig. BAN 2.5% 12/18/08	18,200,000	18,204,568
Brick Township Gen. Oblig. BAN Series C, 3.5% 11/20/09	18,261,837	18,666,013
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2008, 3% 11/24/09	6,900,000	6,999,962
Burlington County Gen. Oblig. BAN:
Series 2008 D, 3.5% 10/22/09	9,000,000	9,105,830
2.5% 9/11/09	39,115,000	39,372,269
3.5% 12/26/08	15,100,000	15,106,712
Camden Gen. Oblig. BAN 3% 8/27/09	8,830,000	8,913,787
Cherry Hill Township Gen. Oblig. BAN 3.5% 10/20/09	15,204,000	15,349,893
Cinnaminson Township BAN 2.5% 4/22/09	5,000,000	5,012,991
Clark Township Gen. Oblig. BAN 2.5% 3/27/09	6,370,000	6,383,114
Clifton Gen. Oblig. BAN 2.25% 2/13/09	7,000,000	7,000,052
East Brunswick Township Gen. Oblig. BAN 3% 5/8/09	26,380,000	26,506,644
Eatontown Boro Gen. Oblig. BAN 3.5% 2/19/09	4,637,425	4,645,006
Englewood Gen. Oblig. BAN 2.75% 7/1/09	15,800,000	15,873,783
Fort Lee Gen. Oblig. BAN 2.75% 5/22/09	9,900,000	9,941,213
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 1.73% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,185,000	4,185,000
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.47%, VRDN (c)	510,000	510,000
Hopewell Township Gen. Oblig. BAN 2.5% 6/11/09	12,000,000	12,044,628
Howell Township Gen. Oblig. TAN 2.5% 3/19/09	12,000,000	12,030,109
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.65%, LOC Bank of New York, New York, VRDN (c)	12,100,000	12,100,000
Jackson Township Gen. Oblig. BAN 3.75% 12/5/08	9,900,000	9,900,429
Lincoln Park Gen. Oblig. BAN 2.5% 2/26/09	21,078,850	21,107,338
Long Branch Gen. Oblig. BAN 2.25% 2/25/09	6,559,000	6,550,647
Lyndhurst Township Gen. Oblig. BAN 2.5% 5/7/09	10,700,000	10,716,201
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.7%, LOC Bank of America NA, VRDN (c)	4,200,000	4,200,000
Morris County Gen. Oblig. BAN 3% 9/18/09	5,250,000	5,304,730
Morris Hills Reg'l. School District BAN 3% 6/16/09	6,800,000	6,837,796
Mount Laurel Township Gen. Oblig. BAN 3.5% 10/29/09	13,124,000	13,278,177
New Jersey Bldg. Auth. State Bldg. Rev. Series 2003 A4, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Pennington School Proj.) 1%, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 1,000,000	$ 1,000,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev.:
(NUI Corp. Proj.) Series 1996 A, 0.9%, LOC Bank of America NA, VRDN (c)	4,000,000	4,000,000
(Pivotal Util. Hldgs., Inc. Proj.):
Series 2005, 0.85%, LOC Wells Fargo Bank NA, VRDN (c)	14,000,000	14,000,000
Series 2007, 0.65%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(e)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.85%, LOC JPMorgan Chase Bank, VRDN (c)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 1.1%, LOC JPMorgan Chase Bank, VRDN (c)	3,060,000	3,060,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds:
(Trans. Proj.) Series A, 5% 5/1/18 (Pre-Refunded to 5/1/09 @ 100) (f)	4,665,000	4,729,828
Series 2008 W, 3.5% 3/1/09	10,950,000	11,002,086
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.5%, LOC Lloyds TSB Bank PLC, VRDN (c)	16,425,000	16,425,000
(The Hun School of Princeton Proj.) 1%, LOC Allied Irish Banks PLC, VRDN (c)	1,975,000	1,975,000
Series 2008 V1, 1.38%, LOC Allied Irish Banks PLC, VRDN (c)	13,100,000	13,100,000
Series 2008 V3, 0.88%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	19,450,000	19,450,000
Series 2008 V4, 0.77%, LOC Bank of America NA, VRDN (c)	11,100,000	11,100,000
Series 2008 X, 0.4%, LOC Bank of America NA, VRDN (b)(c)	106,850,000	106,850,000
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R1, 0.7%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (c)	45,715,000	45,715,000
Series 2006 R2, 0.95%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (c)	11,485,000	11,485,000
Series 2006 R3, 0.55%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (c)	54,300,000	54,300,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds (Princeton Univ. Proj.) Series K, 3.5% 7/1/09	11,270,000	11,402,312
Participating VRDN Series BA 08 1045, 0.88% (Liquidity Facility Bank of America NA) (c)(g)	2,850,000	2,850,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Princeton Univ. Proj.):
Series 2001 B, 0.5%, VRDN (c)	$ 15,017,000	$ 15,017,000
Series 2002 B, 1.15%, VRDN (c)	20,780,000	20,780,000
Series 2003 F, 0.5%, VRDN (c)	2,360,000	2,360,000
Series 1997 A, 0.9% 1/5/09, CP	2,200,000	2,200,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 1.15% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(g)	3,360,000	3,360,000
New Jersey Gen. Oblig.:
Bonds Series K, 5% 7/15/09	1,500,000	1,536,256
Participating VRDN:
Series Clipper 06 12, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	35,115,000	35,115,000
Series MACN 04 F, 1.43% (Liquidity Facility Bank of America NA) (c)(g)	9,270,000	9,270,000
Series Putters 1369, 1.48% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	2,670,000	2,670,000
TRAN Series 2009 A, 3% 6/25/09	34,600,000	34,873,707
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Meridian Health Sys. Proj.):
Series 2001 A1, 0.87%, LOC Bank of America NA, VRDN (c)(e)	4,175,000	4,175,000
Series 2003 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)	12,200,000	12,200,000
Series 2003 B, 0.5%, LOC Bank of America NA, VRDN (c)	300,000	300,000
Series 2007, 1% (Assured Guaranty Corp. Insured), VRDN (c)	20,700,000	20,700,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.29%, LOC Bank of America NA, VRDN (c)	4,300,000	4,300,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.5%, LOC Bank of America NA, VRDN (c)	4,900,000	4,900,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 1%, LOC UBS AG, VRDN (c)	10,200,000	10,200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B:
0.75%, LOC Bank of America NA, VRDN (c)	13,300,000	13,300,000
0.75%, LOC Bank of America NA, VRDN (c)	715,000	715,000
Series 2008 F, 0.5%, LOC Bank of America NA, VRDN (c)(e)	76,125,000	76,125,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.):
Series 2004 I:
0.95% (Liquidity Facility BNP Paribas SA), VRDN (c)(e)	$ 10,625,000	$ 10,625,000
0.95% (Liquidity Facility BNP Paribas SA), VRDN (c)(e)	14,485,000	14,485,000
0.95% (Liquidity Facility BNP Paribas SA), VRDN (c)(e)	9,875,000	9,875,000
Series 2007 V, 0.8% (Liquidity Facility BNP Paribas SA), VRDN (c)(e)	15,000,000	15,000,000
Series 2008 Y, 0.95% (Liquidity Facility BNP Paribas SA), VRDN (c)(e)	68,130,000	68,130,000
Series 2008 Z, 0.9% (Liquidity Facility BNP Paribas SA), VRDN (c)(e)	15,000,000	15,000,000
Series 2008 BB, 0.8% (Liquidity Facility TD Banknorth, NA), VRDN (c)	15,000,000	15,000,000
New Jersey Sports & Exposition Auth. Contract Rev. Bonds Series 2008 B, 3% 9/1/09	13,965,000	14,078,607
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN:
Series Clipper 07 9, 1.06% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	16,600,000	16,600,000
Series Putters 1734 B, 1% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	45,155,000	45,155,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2000 A, 5.5% 1/1/09	2,250,000	2,256,456
BAN Series 2008 A, 3% 5/1/09	11,700,000	11,756,933
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series 2001 C, 5.25% 12/15/08	8,500,000	8,510,181
Series 2005 A, 5.25% 12/15/08	14,650,000	14,664,109
Series 2007 A, 4.5% 12/15/08	9,000,000	9,012,225
Participating VRDN:
Series DB 447, 0.89% (Liquidity Facility Deutsche Bank AG) (c)(g)	29,500,000	29,500,000
Series Putters 2803, 1.23% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	11,505,000	11,505,000
Series Putters 2804, 1.23% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	10,825,000	10,825,000
Newark Gen. Oblig. BAN Series 2008 E, 2.5% 4/15/09	37,600,000	37,731,404
North Bergen Township Gen. Oblig. BAN 3% 5/15/09	11,800,000	11,858,090
North Brunswick Township Gen. Oblig. BAN 2.5% 8/17/09	17,328,000	17,440,569
Paterson Gen. Oblig. BAN 3% 6/18/09	9,673,000	9,722,046
Point Pleasant Gen. Oblig. BAN 2.5% 1/28/09	9,159,935	9,165,189
Ringwood Boro Gen. Oblig. BAN 3.5% 11/6/09	2,270,035	2,285,450
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev.:
Series A:
2% 1/6/09, CP	$ 25,819,000	$ 25,819,000
2.5% 12/11/08, CP	16,000,000	16,000,000
Series D:
2% 12/9/08, CP	7,050,000	7,050,000
3% 12/12/08, CP	10,400,000	10,400,000
Salem County Impt. Auth. Rev. (Friends Home at Woodstown, Inc. Proj.) 0.95%, LOC Allied Irish Banks PLC, VRDN (c)	3,675,000	3,675,000
Salem County Poll. Cont. Fin. Auth. Rev.:
(Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B2, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	7,000,000	7,000,000
Series 2003 B1, 1.25% 2/12/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,500,000	12,500,000
Tewksbury Township Gen. Oblig. BAN 3.5% 6/26/09	5,159,280	5,185,458
Trenton Gen. Oblig. BAN:
3% 1/29/09	6,853,795	6,865,773
3% 5/15/09	20,044,192	20,140,140
3% 7/2/09	9,574,288	9,634,574
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 0.47%, VRDN (c)	3,495,000	3,495,000
Vernon Township Gen. Oblig. BAN 3.5% 1/9/09	8,896,655	8,902,273
West Milford Township Gen. Oblig. BAN 2.5% 4/24/09	6,241,585	6,257,763
		1,504,094,321
New Jersey/Pennsylvania - 3.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.9%, LOC Bank of America NA, VRDN (c)	26,000,000	26,000,000
Series 2008 B, 1.03%, LOC TD Banknorth, NA, VRDN (c)	57,300,000	57,300,000
		83,300,000
New York & New Jersey - 11.4%
Port Auth. of New York & New Jersey:
Bonds 126th Series, 5.5% 11/15/09 (e)	8,245,000	8,496,839
Participating VRDN:
Series Austin 07 1017, 1.13% (Liquidity Facility Bank of America NA) (c)(e)(g)	70,980,000	70,980,000
Series BA 08 1066, 1.13% (Liquidity Facility Bank of America NA) (c)(e)(g)	5,565,000	5,565,000
Series BA 08 1067, 1.13% (Liquidity Facility Bank of America NA) (c)(e)(g)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series BA 08 1107, 1.13% (Liquidity Facility Bank of America NA) (c)(e)(g)	$ 16,175,000	$ 16,175,000
Series DB 636, 0.9% (Liquidity Facility Deutsche Bank AG) (c)(e)(g)	8,700,000	8,700,000
Series EGL 06 107 Class A, 1.13% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(g)	39,200,000	39,200,000
Series GS 08 31TP, 0.85% (Liquidity Facility Wells Fargo & Co.) (c)(e)(g)	10,310,000	10,310,000
Series Putters 1546, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,865,000	4,865,000
Series Putters 2929Z, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)	9,995,000	9,995,000
Series Putters 2945, 1.15% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)	2,225,000	2,225,000
Series Putters 3095, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,220,000	8,220,000
Series Putters 3114, 1.15% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)	7,190,000	7,190,000
Series Putters 3162, 1.15% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)	22,605,000	22,605,000
Series Putters 3172, 1.15% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)	13,505,000	13,505,000
Series 1991 1, 1.11%, VRDN (c)(e)(h)	8,800,000	8,800,000
Series 1991 3, 1.11%, VRDN (c)(e)(h)	9,800,000	9,800,000
Series 1992 1, 1.08%, VRDN (c)(h)	6,800,000	6,800,000
Series 1995 3, 1.11%, VRDN (c)(e)(h)	9,400,000	9,400,000
Series 1995 4, 1.11%, VRDN (c)(e)(h)	10,500,000	10,500,000
Series 2006 4, 1.09%, VRDN (c)	10,000,000	10,000,000
Series A:
0.95% 12/5/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	5,320,000	5,320,000
1.7% 12/9/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	3,330,000	3,330,000
		296,381,839
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 1.53% (Liquidity Facility Bank of America NA) (c)(g)	10,100,000	10,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.8%, LOC UBS AG, VRDN (c)	14,000,000	14,000,000
Series 2007 A7, 0.7%, LOC UBS AG, VRDN (c)	8,845,000	8,845,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	$ 6,600,000	$ 6,658,460
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	3,700,000	3,732,774
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	3,300,000	3,329,231
		46,665,465
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2004, 0.9%, LOC Bank of America NA, VRDN (c)	2,000,000	2,000,000
Texas - 0.2%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Corp. Proj.) Series 2003, 1.05%, VRDN (c)(e)	5,700,000	5,700,000
Virginia - 0.2%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds 3.6% 1/1/09 (e)	5,000,000	5,005,624
Wyoming - 1.8%
Kemmerer Poll Cont. Rev. 0.53%, VRDN (c)	20,990,000	20,990,000
Lincoln County Poll. Cont. Rev.:
(Exxon Corp. Proj.) Series 1984 C, 0.53%, VRDN (c)	10,830,000	10,830,000
(Sexxon Co. Proj.) Series B, 0.53%, VRDN (c)	15,950,000	15,950,000
		47,770,000
	Shares
Other - 4.6%
Fidelity Municipal Cash Central Fund, 1.04% (a)(d)	120,481,000	120,481,000
TOTAL INVESTMENT PORTFOLIO - 81.3% (Cost $2,113,498,249)		2,113,498,249
NET OTHER ASSETS - 18.7%		485,468,436
NET ASSETS - 100%		$ 2,598,966,685
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 1.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 1.11%, VRDN	6/18/91	$ 8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 1.11%, VRDN	12/3/03	$ 9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 1.08%, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 1.11%, VRDN	9/15/95	$ 9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 1.11%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 2,861,857
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,113,498,249	$ -	$ 2,113,498,249	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,993,017,249)	$ 1,993,017,249
Fidelity Central Funds (cost $120,481,000)	120,481,000
Total Investments (cost $2,113,498,249)		$ 2,113,498,249
Cash		524,126,047
Receivable for investments sold on a delayed delivery basis		1,170,340
Receivable for fund shares sold		46,286,855
Interest receivable		11,004,099
Distributions receivable from Fidelity Central Funds		103,755
Prepaid expenses		94,659
Other receivables		168,184
Total assets		2,696,452,188

Liabilities
Payable for investments purchased Regular delivery	$ 19,189,533
Delayed delivery	47,500,404
Payable for fund shares redeemed	29,344,271
Distributions payable	13,780
Accrued management fee	793,515
Other affiliated payables	602,566
Other payables and accrued expenses	41,434
Total liabilities		97,485,503

Net Assets		$ 2,598,966,685
Net Assets consist of:
Paid in capital		$ 2,598,573,043
Accumulated undistributed net realized gain (loss) on investments		393,642
Net Assets, for 2,597,345,135 shares outstanding		$ 2,598,966,685
Net Asset Value, offering price and redemption price per share ($2,598,966,685 ÷ 2,597,345,135 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2008

Investment Income
Interest		$ 54,525,255
Income from Fidelity Central Funds		2,861,857
Total income		57,387,112

Expenses
Management fee	$ 9,214,996
Transfer agent fees	3,232,731
Accounting fees and expenses	235,516
Custodian fees and expenses	36,173
Independent trustees' compensation	10,334
Registration fees	45,277
Audit	42,223
Legal	13,946
Miscellaneous	297,958
Total expenses before reductions	13,129,154
Expense reductions	(2,114,947)	11,014,207
Net investment income		46,372,905
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		467,493
Net increase in net assets resulting from operations		$ 46,840,398

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 46,372,905	$ 63,945,947
Net realized gain (loss)	467,493	466,533
Net increase in net assets resulting from operations	46,840,398	64,412,480
Distributions to shareholders from net investment income	(46,374,874)	(63,941,384)
Distributions to shareholders from net realized gain	(577,382)	-
Total distributions	(46,952,256)	(63,941,384)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,325,993,304	7,562,463,478
Reinvestment of distributions	46,240,911	63,008,907
Cost of shares redeemed	(8,994,029,161)	(7,179,937,032)
Net increase (decrease) in net assets and shares resulting from share transactions	378,205,054	445,535,353
Total increase (decrease) in net assets	378,093,196	446,006,449

Net Assets
Beginning of period	2,220,873,489	1,774,867,040
End of period (including undistributed net investment income of $0 and undistributed net investment income of $41,087, respectively)	$ 2,598,966,685	$ 2,220,873,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.019	.032	.029	.018	.007
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.019	.032	.029	.018	.007
Distributions from net investment income	(.019)	(.032)	(.029)	(.018)	(.007)
Distributions from net realized gain	-D	-	-	-	-
Total distributions	(.019)	(.032)	(.029)	(.018)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	1.90%	3.23%	2.95%	1.84%	.68%
Ratios to Average Net AssetsB, C
Expenses before reductions	.52%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.52%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.44%	.41%	.40%	.43%	.51%
Net investment income	1.84%	3.18%	2.91%	1.82%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,598,967	$ 2,220,873	$ 1,774,867	$ 1,506,677	$ 1,423,879

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2008

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of November 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expires on December 18, 2008. On December 4, 2008, the Money Market Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

expense is borne by the Money Market Fund without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to renew the Program through the close of business on September 19, 2009. If extended, the Board of Trustees of the Money Market Fund will determine whether the Money Market Fund should continue participation in the Program and, if so, the Money Market Fund will incur additional participation fees.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to excise tax regulations and wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity New Jersey Municipal Income Fund	$ 550,165,777	$ 5,759,342	$ (33,191,880)	$ (27,432,538)
Fidelity New Jersey Municipal Money Market Fund	2,113,498,249	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity New Jersey Municipal Income Fund	$ 10,513	$ 1,096,217	$ -
Fidelity New Jersey Municipal Money Market Fund	37,762	7,669	-

The tax character of distributions paid was as follows:

November 30, 2008	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$ 23,214,884	$ -	$ 516,885	$ 23,731,769
Fidelity New Jersey Municipal Money Market Fund	46,374,874	230,953	346,429	46,952,256
November 30, 2007	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$ 22,748,428	$ -	$ 1,862,763	$ 24,611,191
Fidelity New Jersey Municipal Money Market Fund	63,941,384	-	-	63,941,384

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $110,867,146 and $126,722,854, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.12%	.37%
Fidelity New Jersey Municipal Money Market Fund	.25%	.12%	.37%

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Funds' sub-transfer agent. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%	|
Fidelity New Jersey Municipal Money Market Fund	.13%

Citibank also has a sub-arrangement with FSC, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity New Jersey Municipal Income Fund	$ 1,179

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's and the Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity New Jersey Municipal Income Fund	$ 8,764	$ 164,703	$ -
Fidelity New Jersey Municipal Money Market Fund	36,173	2,000,922	77,852

Annual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, the Money Market Fund has significantly increased its cash position.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Jersey Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity New Jersey Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2008, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate. Mr. Kenneally oversees 33 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

Name, Age; Principal Occupation
James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Michael E. Kenneally (54)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Executive Officers**:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of New Jersey Municipal Income. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
New Jersey Municipal Income Fund	$ 1,648,609
New Jersey Municipal Money Market Fund	$ 441,350

During fiscal year ended 2008, 100% of each fund's income dividends were free from federal income tax, and 10.18% and 27.36% of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund's, respectively, income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity New Jersey Municipal Income Fund shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	546,318,506.62	96.173
Withheld	21,741,587.32	3.827
TOTAL	568,060,093.94	100.000
Albert R. Gamper, Jr.
Affirmative	546,925,831.91	96.280
Withheld	21,134,262.03	3.720
TOTAL	568,060,093.94	100.000
George H. Heilmeier
Affirmative	546,111,394.50	96.136
Withheld	21,948,699.44	3.864
TOTAL	568,060,093.94	100.000
Arthur E. Johnson
Affirmative	546,909,618.79	96.277
Withheld	21,150,475.15	3.723
TOTAL	568,060,093.94	100.000
Edward C. Johnson 3d
Affirmative	545,103,936.41	95.959
Withheld	22,956,157.53	4.041
TOTAL	568,060,093.94	100.000
James H. Keyes
Affirmative	546,545,806.31	96.213
Withheld	21,514,287.63	3.787
TOTAL	568,060,093.94	100.000
Marie L. Knowles
Affirmative	546,601,137.05	96.222
Withheld	21,458,956.89	3.778
TOTAL	568,060,093.94	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	546,806,123.24	96.258
Withheld	21,253,970.70	3.742
TOTAL	568,060,093.94	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	449,346,660.93	79.102
Against	71,231,852.78	12.539
Abstain	20,453,049.24	3.601
Broker Non-Votes	27,028,530.99	4.758
TOTAL	568,060,093.94	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

A special meeting of Fidelity New Jersey Municipal Money Market Fund shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	2,223,878,258.22	95.930
Withheld	94,344,373.70	4.070
TOTAL	2,318,222,631.92	100.000
Albert R. Gamper, Jr.
Affirmative	2,226,913,660.57	96.061
Withheld	91,308,971.35	3.939
TOTAL	2,318,222,631.92	100.000
George H. Heilmeier
Affirmative	2,226,176,431.22	96.029
Withheld	92,046,200.70	3.971
TOTAL	2,318,222,631.92	100.000
Arthur E. Johnson
Affirmative	2,223,930,782.78	95.933
Withheld	94,291,849.14	4.067
TOTAL	2,318,222,631.92	100.000
Edward C. Johnson 3d
Affirmative	2,216,383,116.34	95.607
Withheld	101,839,515.58	4.393
TOTAL	2,318,222,631.92	100.000
James H. Keyes
Affirmative	2,228,211,223.96	96.117
Withheld	90,011,407.96	3.883
TOTAL	2,318,222,631.92	100.000
Marie L. Knowles
Affirmative	2,225,936,501.94	96.019
Withheld	92,286,129.98	3.981
TOTAL	2,318,222,631.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	2,225,664,446.71	96.007
Withheld	92,558,185.21	3.993
TOTAL	2,318,222,631.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey Municipal Income Fund / Fidelity New Jersey Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity New Jersey Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Fidelity New Jersey Municipal Money Market Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity New Jersey Municipal Income Fund

Fidelity New Jersey Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NJN-UANN-0109
1.786715.105

Item 2. Code of Ethics

As of the end of the period, November 30, 2008, Fidelity Court Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Connecticut Municipal Income Fund and Fidelity New Jersey Municipal Income Fund (the "Funds"):

Services Billed by PwC

November 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Income Fund	$45,000	$-	$2,900	$1,800
Fidelity New Jersey Municipal Income Fund	$43,000	$-	$2,900	$1,800

November 30, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Income Fund	$47,000	$-	$2,900	$1,500
Fidelity New Jersey Municipal Income Fund	$45,000	$-	$2,900	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	November 30, 2008A	November 30, 2007A
Audit-Related Fees	$2,110,000	$-
Tax Fees	$2,000	$-
All Other Fees	$250,000	$150,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2008 A	November 30, 2007 A
PwC	$3,185,000	$1,470,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 6, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 6, 2009